Short-term borrowings	12 Months Ended
Mar. 31, 2013
Short-term borrowings

17. Short-term borrowings

Short-term borrowings are mainly comprised of money market borrowings which are unsecured and are utilized by the Bank for its treasury operations. Short-term borrowings as of March 31, 2012 and March 31, 2013 were comprised of the following:

	As of March 31,
	2012		2013		2013
	(In millions)
Borrowed in the call market	Rs.	8,693.3	Rs.	7,246.8	US$	132.9
Term borrowings from institutions/banks		44,850.3		37,550.0		688.8
Foreign currency borrowings		59,099.2		80,224.7		1,471.5
Bills rediscounted		0		20,595.7		377.7

Total	Rs.	112,642.8	Rs.	145,617.2	US$	2,670.9

Total borrowings outstanding:
Maximum amount outstanding	Rs.	286,380.8	Rs.	253,172.3	US$	4,643.7

Average amount outstanding	Rs.	109,900.6	Rs.	147,051.2	US$	2,697.2

Weighted average interest rate		5.2%		5.3%		5.3%